DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Derivative [Line Items]
Asset Derivatives - Fair Value	$ 32,387		$ 28,070
Liability Derivatives - Fair Value	107		172
Mark to market derivative gain (loss)	14,418	$ 6,962
Interest rate swaps
Derivative [Line Items]
Asset Derivatives - Fair Value	31,888		27,930
Mark to market derivative gain (loss)	12,261	9,625
Bunker derivatives
Derivative [Line Items]
Asset Derivatives - Fair Value	381		140
Liability Derivatives - Fair Value	107		170
Mark to market derivative gain (loss)	532	47
Foreign currency swaps
Derivative [Line Items]
Asset Derivatives - Fair Value	118		0
Liability Derivatives - Fair Value	0		2
Mark to market derivative gain (loss)	5	(21)
Forward freight agreements
Derivative [Line Items]
Asset Derivatives - Fair Value	0		0
Liability Derivatives - Fair Value	0		$ 0
Mark to market derivative gain (loss)	$ 1,620	$ (2,689)